SUBSEQUENT EVENTS (Details) - USD ($)	Oct. 30, 2024	Oct. 09, 2024	Aug. 06, 2024
Sponsor
SUBSEQUENT EVENTS
Number of shares planned to be transferred to investors each month			5,000
Number of shares held prior to business combination agreed not to redeem			99,800
Subsequent event
SUBSEQUENT EVENTS
Total compensation	$ 200,000
Annual compensation in cash	40,000
Annual compensation payable under employment agreement from proceeds of capital	$ 160,000
Percentage of proceeds from each capital raise transaction.	15.00%
Subsequent event | Sponsor
SUBSEQUENT EVENTS
Number of shares planned to be transferred to investors each month		5,000
Number of shares held prior to business combination agreed not to redeem		99,800